Segment Information (Details) - Schedule of Revenue by Market - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue by Market [Line Items]
Total revenue		$ 41,380,440	$ 48,482,015	$ 35,504,392
UAE [Member]
Schedule of Revenue by Market [Line Items]
Total revenue		11,830,985	12,750,454	5,980,102
KSA [Member[
Schedule of Revenue by Market [Line Items]
Total revenue		9,655,639	14,607,994	8,287,578
Egypt [Member]
Schedule of Revenue by Market [Line Items]
Total revenue		9,327,477	9,804,094	8,898,645
Lebanon [Member]
Schedule of Revenue by Market [Line Items]
Total revenue		3,456,823	3,572,317	4,834,760
Kuwait [Member]
Schedule of Revenue by Market [Line Items]
Total revenue		1,265,485	1,757,282	1,903,202
Jordan [Member]
Schedule of Revenue by Market [Line Items]
Total revenue		1,227,705	1,133,807	1,043,768
Others [Member]
Schedule of Revenue by Market [Line Items]
Total revenue	[1]	$ 4,616,326	$ 4,856,067	$ 4,556,337

[1]	There is no individual geographical market other than those disclosed above which would constitute more than 5% of the total revenue.